Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Financials Portfolio
March 31, 2024
VFS-NPRT1-0524
1.814647.119
Common Stocks - 100.4%
	Shares	Value ($)
Banks - 34.9%
Diversified Banks - 22.0%
Bank of America Corp.	328,900	12,471,888
Citigroup, Inc.	109,800	6,943,752
KeyCorp	226,700	3,584,127
PNC Financial Services Group, Inc.	27,100	4,379,360
U.S. Bancorp	84,500	3,777,150
Wells Fargo & Co.	295,177	17,108,459
		48,264,736
Regional Banks - 12.9%
Associated Banc-Corp.	99,500	2,140,245
BOK Financial Corp.	22,645	2,083,340
Cadence Bank	41,810	1,212,490
Citizens Financial Group, Inc.	6,200	224,998
East West Bancorp, Inc.	33,100	2,618,541
Eastern Bankshares, Inc.	101,100	1,393,158
First Hawaiian, Inc.	56,900	1,249,524
First Interstate Bancsystem, Inc.	78,669	2,140,583
Heartland Financial U.S.A., Inc.	40,700	1,430,605
Huntington Bancshares, Inc.	670	9,347
M&T Bank Corp.	29,330	4,265,755
Popular, Inc.	47,400	4,175,466
Truist Financial Corp.	39,300	1,531,914
UMB Financial Corp.	17,300	1,504,927
WesBanco, Inc.	39,600	1,180,476
Wintrust Financial Corp.	11,300	1,179,607
		28,340,976
TOTAL BANKS		76,605,712
Capital Markets - 19.6%
Asset Management & Custody Banks - 7.7%
AllianceBernstein Holding LP	78,400	2,723,616
Bank of New York Mellon Corp.	50,000	2,881,000
Blue Owl Capital, Inc. Class A	80,600	1,520,116
Carlyle Group LP	22,000	1,032,020
Northern Trust Corp.	30,500	2,712,060
Patria Investments Ltd.	156,700	2,325,428
State Street Corp.	48,100	3,719,092
		16,913,332
Financial Exchanges & Data - 4.2%
Bolsa Mexicana de Valores S.A.B. de CV	682,200	1,519,146
MarketAxess Holdings, Inc.	13,700	3,003,725
Moody's Corp.	11,700	4,598,451
		9,121,322
Investment Banking & Brokerage - 7.7%
Lazard, Inc. Class A	51,200	2,143,744
Morgan Stanley	64,500	6,073,320
Perella Weinberg Partners Class A	102,500	1,448,325
Raymond James Financial, Inc.	22,950	2,947,239
Stifel Financial Corp.	33,800	2,642,146
Virtu Financial, Inc. Class A	83,700	1,717,524
		16,972,298
TOTAL CAPITAL MARKETS		43,006,952
Consumer Finance - 3.8%
Consumer Finance - 3.8%
Discover Financial Services	33,600	4,404,624
FirstCash Holdings, Inc.	19,638	2,504,631
OneMain Holdings, Inc.	26,600	1,358,994
		8,268,249
Financial Services - 19.2%
Commercial & Residential Mortgage Finance - 0.9%
Essent Group Ltd.	32,600	1,940,026
NMI Holdings, Inc. (a)	3,900	126,126
		2,066,152
Diversified Financial Services - 3.8%
Apollo Global Management, Inc.	47,400	5,330,130
Corebridge Financial, Inc. (b)	101,900	2,927,587
		8,257,717
Multi-Sector Holdings - 0.6%
Cannae Holdings, Inc. (a)	59,300	1,318,832
Transaction & Payment Processing Services - 13.9%
Corpay, Inc. (a)	7,100	2,190,634
Fiserv, Inc. (a)	26,600	4,251,212
Global Payments, Inc.	22,900	3,060,814
MasterCard, Inc. Class A	43,800	21,092,767
		30,595,427
TOTAL FINANCIAL SERVICES		42,238,128
Insurance - 22.1%
Insurance Brokers - 5.3%
Arthur J. Gallagher & Co.	16,800	4,200,672
BRP Group, Inc. (a)	97,447	2,820,116
Marsh & McLennan Companies, Inc.	22,300	4,593,354
		11,614,142
Life & Health Insurance - 1.1%
Globe Life, Inc.	21,000	2,443,770
Multi-Line Insurance - 0.0%
Assurant, Inc.	100	18,824
Property & Casualty Insurance - 11.7%
American Financial Group, Inc.	23,600	3,220,928
Beazley PLC	219,379	1,842,698
Chubb Ltd.	26,600	6,892,858
Direct Line Insurance Group PLC	646,600	1,591,815
Fidelity National Financial, Inc.	38,800	2,060,280
First American Financial Corp.	18,800	1,147,740
Hartford Financial Services Group, Inc.	41,000	4,225,050
Hiscox Ltd.	203,500	3,184,909
Lancashire Holdings Ltd.	189,200	1,478,164
		25,644,442
Reinsurance - 4.0%
Enstar Group Ltd. (a)	500	155,380
Reinsurance Group of America, Inc.	45,000	8,679,600
		8,834,980
TOTAL INSURANCE		48,556,158
Professional Services - 0.8%
Research & Consulting Services - 0.8%
Dun & Bradstreet Holdings, Inc.	172,300	1,729,892
TOTAL COMMON STOCKS (Cost $162,639,120)		220,405,091

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	276,857	276,912
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	2,926,457	2,926,750
TOTAL MONEY MARKET FUNDS (Cost $3,203,662)		3,203,662

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $165,842,782)	223,608,753
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(4,074,692)
NET ASSETS - 100.0%	219,534,061

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	326,031	7,086,587	7,135,706	5,879	-	-	276,912	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	7,480,366	4,553,616	281	-	-	2,926,750	0.0%
Total	326,031	14,566,953	11,689,322	6,160	-	-	3,203,662

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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